[Residential Funding Corporation letterhead]

VIA EDGAR AND FEDERAL EXPRESS

March 21, 2006

Sara D. Kalin

Branch Chief -- Legal

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Residential Asset Securities Corporation
Registration Statement on Form S-3, File No. 333-131209
Response to Comment Letter dated March 16, 2006

Dear Ms. Kalin,

On behalf of Residential Asset Securities Corporation, we submit this letter in response to the comments in your letter dated March 16, 2006 relating to the above-referenced registration statement. To facilitate your review of our responses, we have enclosed changed pages from the base prospectus showing revisions made in response to your comments, cross-referenced to the corresponding comment number. A complete copy of the entire Amendment No. 2 to Registration Statement filed herewith is also enclosed.

Registration Statement on Form S-3

General

1.

We reissue comment 3 of our letter dated February 16, 2006. Please confirm that you will file unqualified legal and tax opinions at the time of each takedown. Refer to footnote 133 to SEC Release 33-8518.

Response: We confirm that we will file unqualified legal and tax opinions at the time of each takedown.

Base Prospectus

Description of Credit Enhancement, page 53

2.

We note your response to prior comment 9. Please delete all references to credit default swaps throughout the filing. Alternatively, you may provide us more information on how the proposed credit default swaps will protect

1

Securities and Exchange Commission

March 21, 2006

against defaults and losses on mortgage loans or to a class of offered securities. For example, how will they operate? Will the issuing entity pay premiums to the counterparty? What happens when a credit event occurs? Please refer to the discussion at Section III.A.2 of SEC Release No. 33-8518 and footnote 68.

Response: All references to credit default swaps have been deleted.

3.

We note that the disclosure at the bottom of the third full paragraph on page 55 indicates that credit support for a series of securities may cover one or more other series of securities. Please revise to better explain the meaning of this sentence or confirm to us that you do not intend to use any assets, cash flows from assets or credit enhancement included in one trust fund to act as credit enhancement for a separate trust.

Response: We confirm that no assets, cash flows from assets or credit enhancement included in one trust fund will act as credit enhancement for a separate trust, and have accordingly deleted this sentence.

* * * * *

If you have any additional specific questions you would like to discuss, please do not hesitate to contact me at (952) 857-6463, Katharine Crost of Orrick at (212) 506-5070, Mike Mitchell of Orrick (202) 339-8479 or Dora Mao of Orrick at (415) 773-5628. Please communicate any remaining comments to my attention at the address and/or facsimile number above.

Very truly yours, /s/ Julianne M. Linder Julianne M. Linder Associate Counsel
cc:	Daniel Morris

Katharine Crost

Michael Mitchell

Dora Mao

Kenneth Whyburn

Lisa Lundsten

Benita Bjorgo

Securities and Exchange Commission

March 21, 2006

Christopher Martinez

Paul Jorissen

William Malpica

Desiree Rigilano (unbound)